Shareholder Fees - 500 Index Fund	May 01, 2021 USD ($)
Member Shares
Shareholder Fees:
Account Maintenance Fee (for Fund account balances below $10,000)	$ 10	[1]
Reward Shares
Shareholder Fees:
Account Maintenance Fee (for Fund account balances below $10,000)	none

[1]	*Victory Capital Transfer Agency, Inc., the Fund’s transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. The transfer agent deducts $2.50 per quarter from your account to pay the annual fee.